SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Large Cap Index Fund
Tax-Managed Large Cap Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
Real Estate Fund
(the "Funds")

Supplement Dated May 20, 2024
to the Class F Shares Prospectus, dated January 31, 2024, as amended on May 1, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Stephen C. Dolce no longer serves as a portfolio manager to the Funds. As such, all references to Stephen C. Dolce are hereby deleted from the Prospectus. Additionally, John Csaszar no longer serves as a portfolio manager to the Large Cap Growth Fund. As such, all references to John Csaszar's management of the Large Cap Growth Fund are hereby deleted from the Prospectus.

Change in Portfolio Management of the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap and S&P 500 Index Funds

In the Fund Summary of each of the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap and S&P 500 Index Funds, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Ryan McKeon, CFA	Since 2024	Portfolio Manager/Analyst

Change in Portfolio Management of the Small Cap, Small Cap Value, Small Cap Growth and Mid-Cap Funds

In the Fund Summary of each of the Small Cap, Small Cap Value, Small Cap Growth and Mid-Cap Funds, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Cory Furlong, CFA	Since 2024	Portfolio Manager/Analyst

Change in Portfolio Management of the Tax-Managed Small/Mid Cap Fund

In the Fund Summary of the Tax-Managed Small/Mid Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2024	Portfolio Manager
Cory Furlong, CFA	Since 2024	Portfolio Manager/Analyst

Change in Portfolio Management of the Real Estate Fund

In the Fund Summary of the Real Estate Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Cory Furlong, CFA	Since 2024	Portfolio Manager/Analyst
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Portfolio Management of the Funds

Under the section titled "Investment Adviser," the paragraph relating to David L. Hintz is hereby deleted and replaced with the following:

David L. Hintz, CFA serves as a Portfolio Manager for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility and Real Estate Funds. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity Research and a Research Analyst. Mr. Hintz received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charterholder from the CFA Institute.

In addition, under the same section, the following paragraphs are added in the appropriate alphabetical order thereof:

Cory Furlong, CFA, serves as a Portfolio Manager/Analyst for the Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap and Real Estate Funds. Within SIMC's Investment Management Unit, Mr. Furlong is responsible for the management of U.S. small cap equity funds and the oversight of related subadvisor strategies. Previously, Mr. Furlong was a Portfolio Analyst on SEI's Sub-Advised Equity team where he conducted the due diligence of subadvisors within SEI's equity fund management and separate account business. Prior to joining the Investment Management Unit, he worked within SEI's Investor Manager Services division where he served as an Account Analyst. He earned his Artium Baccalaureus in Economics from Princeton University. Mr. Furlong is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

Ryan McKeon, CFA, serves as a Portfolio Manager/Analyst for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap and S&P 500 Index Funds. Within SIMC's Investment Management Unit, Mr. McKeon is responsible for leading the US Large Cap Equity manager due diligence and selection process for SEI's fund management and separate account business, as well as for assisting in the management of US Large Cap Equity funds. Previously, Mr. McKeon was an analyst on SEI's Manager Research team, where he was responsible for manager due diligence and selection across both US and non-US equity sub-asset classes. He earned his Bachelor of Science in Finance from Pennsylvania State University. Mr. McKeon is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

In addition, under the same section, the paragraph and corresponding heading relating to Eugene Barbaneagra are hereby deleted and replaced with the following:

LARGE CAP, LARGE CAP VALUE, LARGE CAP GROWTH, TAX-MANAGED LARGE CAP, SMALL CAP, SMALL CAP VALUE, SMALL CAP GROWTH, TAX-MANAGED SMALL/MID CAP, U.S. MANAGED VOLATILITY, GLOBAL MANAGED VOLATILITY AND TAX-MANAGED MANAGED VOLATILITY FUNDS:

Eugene Barbaneagra, CFA, manages a portion of the assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. Certain of Mr. Barbaneagra's investment strategies are implemented through an overlay manager as disclosed in such Funds' principal investment strategies. Mr. Barbaneagra serves as a Portfolio Manager within the Investment Management Unit. Mr. Barbaneagra is responsible for the portfolio strategy of US and Global Managed Volatility Funds and a number of core Global Equity Funds. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. He earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is a CFA charterholder and a member of UK Society of Investment Professionals.

There are no other changes to the Portfolio Management of the Funds.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1518 (05/24)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Mid-Cap Fund
Real Estate Fund
(the "Funds")

Supplement Dated May 20, 2024
to the Class I Shares Prospectus, dated January 31, 2024, as amended on May 1, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Stephen C. Dolce no longer serves as a portfolio manager to the Funds. As such, all references to Stephen C. Dolce are hereby deleted from the Prospectus. Additionally, John Csaszar no longer serves as a portfolio manager to the Large Cap Growth Fund. As such, all references to John Csaszar's management of the Large Cap Growth Fund are hereby deleted from the Prospectus.

Change in Portfolio Management of the Large Cap, Large Cap Value, Large Cap Growth and S&P 500 Index Funds

In the Fund Summary of each of the Large Cap, Large Cap Value, Large Cap Growth and S&P 500 Index Funds, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Ryan McKeon, CFA	Since 2024	Portfolio Manager/Analyst

Change in Portfolio Management of the Small Cap, Small Cap Value, Small Cap Growth and Mid-Cap Funds

In the Fund Summary of each of the Small Cap, Small Cap Value, Small Cap Growth and Mid-Cap Funds, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Cory Furlong, CFA	Since 2024	Portfolio Manager/Analyst

Change in Portfolio Management of the Real Estate Fund

In the Fund Summary of the Real Estate Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Cory Furlong, CFA	Since 2024	Portfolio Manager/Analyst
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Portfolio Management of the Funds

Under the section titled "Investment Adviser," the paragraph relating to David L. Hintz is hereby deleted and replaced with the following:

David L. Hintz, CFA serves as a Portfolio Manager for the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility and Real Estate Funds. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity Research and a Research Analyst. Mr. Hintz received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charterholder from the CFA Institute.

In addition, under the same section, the following paragraphs are added in the appropriate alphabetical order thereof:

Cory Furlong, CFA, serves as a Portfolio Manager/Analyst for the Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap and Real Estate Funds. Within SIMC's Investment Management Unit, Mr. Furlong is responsible for the management of U.S. small cap equity funds and the oversight of related subadvisor strategies. Previously, Mr. Furlong was a Portfolio Analyst on SEI's Sub-Advised Equity team where he conducted the due diligence of subadvisors within SEI's equity fund management and separate account business. Prior to joining the Investment Management Unit, he worked within SEI's Investor Manager Services division where he served as an Account Analyst. He earned his Artium Baccalaureus in Economics from Princeton University. Mr. Furlong is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

Ryan McKeon, CFA, serves as a Portfolio Manager/Analyst for the Large Cap, Large Cap Value, Large Cap Growth and S&P 500 Index Funds. Within SIMC's Investment Management Unit, Mr. McKeon is responsible for leading the US Large Cap Equity manager due diligence and selection process for SEI's fund management and separate account business, as well as for assisting in the management of US Large Cap Equity funds. Previously, Mr. McKeon was an analyst on SEI's Manager Research team, where he was responsible for manager due diligence and selection across both US and non-US equity sub-asset classes. He earned his Bachelor of Science in Finance from Pennsylvania State University. Mr. McKeon is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

There are no other changes to the Portfolio Management of the Funds.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1519 (05/24)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
Real Estate Fund
(the "Funds")

Supplement Dated May 20, 2024
to the Class Y Shares Prospectus, dated January 31, 2024, as amended on April 5, 2024 and May 1, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Stephen C. Dolce no longer serves as a portfolio manager to the Funds. As such, all references to Stephen C. Dolce are hereby deleted from the Prospectus. Additionally, John Csaszar no longer serves as a portfolio manager to the Large Cap Growth Fund. As such, all references to John Csaszar's management of the Large Cap Growth Fund are hereby deleted from the Prospectus.

Change in Portfolio Management of the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds

In the Fund Summary of each of the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Ryan McKeon, CFA	Since 2024	Portfolio Manager/Analyst

Change in Portfolio Management of the Small Cap, Small Cap Value, Small Cap Growth and Mid-Cap Funds

In the Fund Summary of each of the Small Cap, Small Cap Value, Small Cap Growth and Mid-Cap Funds, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Cory Furlong, CFA	Since 2024	Portfolio Manager/Analyst

Change in Portfolio Management of the Tax-Managed Small/Mid Cap Fund

In the Fund Summary of the Tax-Managed Small/Mid Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2024	Portfolio Manager
Cory Furlong, CFA	Since 2024	Portfolio Manager/Analyst

Change in Portfolio Management of the Real Estate Fund

In the Fund Summary of the Real Estate Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Cory Furlong, CFA	Since 2024	Portfolio Manager/Analyst
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Portfolio Management of the Funds

Under the section titled "Investment Adviser," the paragraph relating to David L. Hintz is hereby deleted and replaced with the following:

David L. Hintz, CFA serves as a Portfolio Manager for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility and Real Estate Funds. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity Research and a Research Analyst. Mr. Hintz received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charterholder from the CFA Institute.

In addition, under the same section, the following paragraphs are added in the appropriate alphabetical order thereof:

Cory Furlong, CFA, serves as a Portfolio Manager/Analyst for the Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap and Real Estate Funds. Within SIMC's Investment Management Unit, Mr. Furlong is responsible for the management of U.S. small cap equity funds and the oversight of related subadvisor strategies. Previously, Mr. Furlong was a Portfolio Analyst on SEI's Sub-Advised Equity team where he conducted the due diligence of subadvisors within SEI's equity fund management and separate account business. Prior to joining the Investment Management Unit, he worked within SEI's Investor Manager Services division where he served as an Account Analyst. He earned his Artium Baccalaureus in Economics from Princeton University. Mr. Furlong is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

RyanMcKeon, CFA, McKeon serves as a Portfolio Manager/Analyst for the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds. Within SIMC's Investment Management Unit, Mr. McKeon is responsible for leading the US Large Cap Equity manager due diligence and selection process for SEI's fund management and separate account business, as well as for assisting in the management of US Large Cap Equity funds. Previously, Mr. McKeon was an analyst on SEI's Manager Research team, where he was responsible for manager due diligence and selection across both US and non-US equity sub-asset classes. He earned his Bachelor of Science in Finance from Pennsylvania State University. Mr. McKeon is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

In addition, under the same section, the paragraph and corresponding heading relating to Eugene Barbaneagra are hereby deleted and replaced with the following:

LARGE CAP, LARGE CAP VALUE, LARGE CAP GROWTH, TAX-MANAGED LARGE CAP, SMALL CAP, SMALL CAP VALUE, SMALL CAP GROWTH, TAX-MANAGED SMALL/MID CAP, U.S. MANAGED VOLATILITY, GLOBAL MANAGED VOLATILITY AND TAX-MANAGED MANAGED VOLATILITY FUNDS:

Eugene Barbaneagra, CFA, manages a portion of the assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. Certain of Mr. Barbaneagra's investment strategies are implemented through an overlay manager as disclosed in such Funds' principal investment strategies. Mr. Barbaneagra serves as a Portfolio Manager within the Investment Management Unit. Mr. Barbaneagra is responsible for the portfolio strategy of US and Global Managed Volatility Funds and a number of core Global Equity Funds. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. He earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is a CFA charterholder and a member of UK Society of Investment Professionals.

There are no other changes to the Portfolio Management of the Funds.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1520 (05/24)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Large Cap Index Fund
Tax-Managed Large Cap Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
Real Estate Fund
(the "Funds")

Supplement Dated May 20, 2024
to the Statement of Additional Information, dated January 31, 2024, as amended April 16, 2024 and May 1, 2024 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

Stephen C. Dolce no longer serves as a portfolio manager to the Funds. As such, all references to Stephen C. Dolce are hereby deleted from the SAI. Additionally, John Csaszar no longer serves as a portfolio manager to the Large Cap Growth Fund. As such, all references to John Csaszar's management of the Large Cap Growth Fund are hereby deleted from the SAI.

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "Portfolio Management," under the sub-heading titled "SIMC," the text relating to Eugene Barbaneagra and David L. Hintz is hereby deleted and the following text is added under "Ownership of Fund Shares" in the appropriate alphabetical order thereof:

Portfolio Manager	Dollar Range of Fund Shares
Eugene Barbaneagra, CFA*	$0
Cory Furlong, CFA*	$0
David L. Hintz, CFA*	$0
Ryan McKeon, CFA*	$0

*  This information is provided as of March 31, 2024

In addition, under the same sub-heading, the text relating to Eugene Barbaneagra and David L. Hintz is hereby deleted and the following text is hereby added under "Other Accounts" in the appropriate alphabetical order thereof:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Eugene Barbaneagra, CFA*	8	$5,185.59	8	$4,076.44	0	$0
Cory Furlong, CFA*	3	$1,359.38	2	$970.37	0	$0
David L. Hintz, CFA*	15	$16,127.33	8	$3,964.21	0	$0
Ryan McKeon, CFA*	1	$1,213.95	2	$866.42	0	$0

*  This information is provided as of March 31, 2024.

No account listed above is subject to a performance-based advisory fee.

There are no other changes to the Portfolio Management of the Funds.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1521 (05/24)